Subsequent Event - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Mar. 16, 2023	Mar. 24, 2022	Mar. 25, 2021	Mar. 19, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Dividend payable date					Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend record date	Apr. 28, 2023
Ex-dividend date	Apr. 27, 2023
Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount dividend payable	$ 137
Dividend Paid [Member]
Subsequent Event [Line Items]
Dividend record date		Apr. 13, 2022	Apr. 13, 2021	Apr. 08, 2020
Ex-dividend date		Apr. 12, 2022	Apr. 12, 2021	Apr. 07, 2020
Dividend Paid [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend payable date	May 22, 2023
American Depository Shares [Member] | Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per ADS	$ 0.72
Common Stock [Member] | Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per share	$ 0.36